Transactions with Related Parties (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Due from related parties	$ 2,684,000		$ 2,684,000		$ 2,842,000
Due to related parties	4,470,000		4,470,000		880,000
Accrued liabilities	50,547,000		50,547,000		49,901,000
Proceeds from Sale of Property, Plant, and Equipment			39,483,000	$ 228,416,000
Other Nonoperating Income (Expense)	(4,000)	$ 4,000	(23,000)	75,000
Tsakos Shipmanagement S.A. [Member]
Related Party Transaction [Line Items]
Due from related parties	2,608,000		2,608,000		2,623,000
Tsakos Energy Management Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	5,143,000	5,086,000	10,217,000	10,061,000
Supervisory services expenses	1,241,000	463,000	2,022,000	861,000
Due from related parties	76,000		76,000
Due to related parties					170,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2025 [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			12,451,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2026 [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			24,474,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2027 [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			24,381,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2028 [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			25,252,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2029 [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			25,860,000
Tsakos Energy Management Limited [Member] | Estimated future management fees payable over the next ten years [Member] | Estimated Payable 2030 to 2034 [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			108,756,000
Incentive Awards [Member]
Related Party Transaction [Line Items]
Selling, General and Administrative Expense			3,000,000
Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Due to related parties	562,000		562,000		430,000
Commissions In Connection With Delivery Of Each New Building			250,000
Accrued liabilities	584,000		584,000		510,000
Tsakos Shipping And Trading S.A. [Member] | Tsakos Shipping and Trading S.A. Technical Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	681,000	409,000	1,196,000	1,013,000
Due from related parties					176,000
Due to related parties	539,000		539,000
Tsakos Shipping And Trading S.A. [Member] | Tsakos Shipping and Trading S.A. Chartering Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,265,000	2,564,000	$ 4,604,000	5,102,000
Related Party Transaction, Rate			1.25%
Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	4,378,000	3,796,000	$ 8,908,000	7,058,000
Due from related parties	163,000		163,000
Due to related parties	2,933,000		2,933,000		219,000
Other Nonoperating Income (Expense)			3,524,000	1,229,000
Accrued Insurance, Current					758,000
AirMania Travel S.A. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,358,000	$ 1,610,000	3,018,000	3,533,000
Due to related parties	$ 436,000		436,000		$ 456,000
Operating conventional vessels [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			31,000
Increase Of Monthly Management Fees			1,000
Chartered In Vessels Or Chartered Out on a Bareboat Basis And Vessels Under Construction [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			21,700
Increase Of Monthly Management Fees			700
DP2 Suezmax Shuttle Tankers [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			37,200
Increase Of Monthly Management Fees			1,200
Third Party Managed Suezmax Decathlon [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			29,300	28,800
Third Party managed vessel VLCC Ulysses and Hercules I [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			30,700	30,100
Third Party managed vessel Maria Energy [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			46,400	45,900
Third Party Managed Tenergy [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			38,800	37,500
Third Party Managed Maria Princess [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			30,700	30,100
Third Party Managed Ise Princess [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			30,100	29,300
Third Party managed vessel VLCC Dias I [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			29,200	28,700
Third Party Managed Alpes, Aspen and Popi Sazaklis [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			28,700	29,300
Third Party Managed DF Mystras and DF Montmartre [Member]
Related Party Transaction [Line Items]
Monthly Management Fees			28,400	28,700
Suezmax Tanker Penathlon [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Brokerage commission amount			203,000
Two Suezmax Tankers, Two Aframax Tankers and One Lng Carrier [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Brokerage commission amount				1,168,000
Njord DF, RanDF, Chios DF and Ithaki DF [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Costs and Expenses, Related Party			0	1,000,000
Aegeas [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			14,000,000
Andromeda [Member] | Tsakos Shipping And Trading S.A. [Member]
Related Party Transaction [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			14,000,000
Fixed Assets [Member] | Argosy Insurance Company Limited [Member]
Related Party Transaction [Line Items]
Other Nonoperating Income (Expense)			$ 2,907,000	$ 6,820,000